Expense Example {- Strategic Advisers® Small-Mid Cap Fund} - 02.28 Strategic Advisers Small-Mid Cap Fund PRO-15 - Strategic Advisers® Small-Mid Cap Fund - Strategic Advisers Small-Mid Cap Fund-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 44
3 years	150
5 years	312
10 years	$ 783